Acquisition of Prismic - Schedule of black scholes options pricing model (Details)	1 Months Ended	12 Months Ended
	Jun. 28, 2019 Year $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Warrants [Abstract]
Grant date share price				$ 32.16
Expected dividend yield		0.00%	0.00%	0.00%
Expected life (years)			5 years
Annualized volatility		120.00%	117.00%	100.00%
Bottom of range
Warrants [Abstract]
Grant date share price		$ 2.00	$ 2.58
Exercise price		$ 1.53	$ 3.46	$ 2.61
Risk free interest rate		0.43%	0.32%	1.41%
Expected life (years)		1 year 2 months 8 days		1 year 4 months 20 days
Annualized volatility		88.00%	118.00%
Top of range
Warrants [Abstract]
Grant date share price		$ 2.04	$ 4.00
Exercise price		$ 2.50	$ 5.80	$ 26.73
Risk free interest rate		0.46%	0.36%	1.52%
Expected life (years)		2 years		6 years 6 months 18 days
Annualized volatility		129.00%	121.00%
Prismic Pharmaceuticals Inc. ("Prismic")
Share Options [Abstract]
Grant date share price	$ 32.16
Expected dividend yield	0.00%
Annualized volatility	100.00%
Warrants [Abstract]
Grant date share price	$ 32.16
Expected dividend yield	0.00%
Annualized volatility	100.00%
Prismic Pharmaceuticals Inc. ("Prismic") | Bottom of range
Share Options [Abstract]
Exercise price	$ 2.61
Risk free interest rate	1.39%
Expected life (years) | Year	0.98
Warrants [Abstract]
Exercise price	$ 2.61
Risk free interest rate	1.41%
Expected life (years)	1 year 4 months 20 days
Prismic Pharmaceuticals Inc. ("Prismic") | Top of range
Share Options [Abstract]
Exercise price	$ 17.89
Risk free interest rate	1.66%
Expected life (years) | Year	16.21
Warrants [Abstract]
Exercise price	$ 26.73
Risk free interest rate	1.52%
Expected life (years)	6 years 6 months 18 days